Cash and cash equivalents (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Cash and cash equivalents
Cash		$ 1,456,207		$ 602,074	$ 1,052,860
Total cash and cash equivalents	$ 150,530	2,958,902	$ 118,688	2,333,007	3,005,792	$ 2,605,196
Bank notes
Cash and cash equivalents
Cash equivalents		630,537		1,269,090	932,638
Commercial paper
Cash and cash equivalents
Cash equivalents		217,074		139,870	124,361
Money market investment funds
Cash and cash equivalents
Cash equivalents		$ 655,084		$ 321,973	$ 895,933